FIRST
INVESTORS
CASH
MANAGEMENT
FUND, INC.

FIRST
INVESTORS
TAX-EXEMPT
MONEY MARKET
FUND, INC.

ANNUAL
REPORT


DECEMBER 31, 1996


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.


The following appears in a box to the left of the above language:

First Investors Logo (as described above)

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:


FIMM-103


Portfolio Manager's Letter
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

The current economic expansion extended to its fifth year in 1996. The economy grew by 3.4% during the year with the core rate of consumer price inflation increasing 2.6%, its slowest pace since the mid-1960's. The combination of moderate growth and low inflation provided a positive background for the financial markets. The broad stock market averages made new highs in 1996 while long-term interest rates moved somewhat higher during the year. Besides the economy, the markets benefited from strong demand for U.S. securities. Individual investors bought a record amount of stock mutual funds, while foreign investors bought a record amount of U.S. Treasury bonds.

Though both taxable and tax free short-term interest rates closed 1996 generally where they opened the year, market sentiments clearly changed during the period. The market opened the year with a clear outlook for lower interest rates. The economy appeared to be exhibiting modest growth and the Federal Reserve was still in an accommodative mode, having most recently lowered rates in December of 1995 and in late January of 1996. Late in the first quarter, however, the economy began to show signs of strength that upset the market's outlook for interest rates and its comfort with a low inflation outlook. Continued signs of strength in the economy and labor market have caused inflation concerns among some fixed income investors, driving short-term interest rates marginally higher.

For 1996, the Cash Management Fund Class A shares returned 4.9% and Class B shares returned 4.1%. For the same period, the Tax-Exempt Money Market Fund Class A shares returned 2.9% and Class B shares returned 2.0%. The Funds maintained a $1.00 net asset value for each class of shares throughout the year.

Money market funds continue to be among the most conservative investment vehicles available, offering stability of principal, free check writing privileges, easy access to account information, and a return that is generally better than that available on most bank savings or checking accounts. The First Investors money market Funds are particularly conservative, investing only in "first tier" securities that are considered to present minimal risk to investors. In addition, the Funds' weighted average maturities have been shorter than those of their peer group averages. Even though the Funds are conservatively managed, there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance Corporation and are not guaranteed by a bank or other entity.

Looking forward, the factors that benefited the markets in 1996 appear likely to continue in 1997: moderate growth, low inflation, and strong demand for financial assets. The primary risk to the market is that inflation may increase due to the length of the economic expansion. This could lead the Federal Reserve to raise interest rates, hurting both the bond and stock markets. On the other hand, the markets may be positively surprised by legislation from the President and Congress to eliminate the federal budget deficit. The Funds will continue to invest conservatively in 1997, focusing on credit quality and portfolio liquidity. We will only purchase securities considered to present minimal credit and market risk to Fund shareholders.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ Michael J. O'Keefe
Michael J. O'Keefe
Vice President
and Portfolio Manager

January 31, 1997


Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
December 31, 1996

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
       Principal                                                      Interest                      $10,000 of
          Amount   Security                                               Rate*             Value   Net Assets
--------------------------------------------------------------------------------------------------------------
                   BANKERS' ACCEPTANCES--2.9%
         $1,000M   Regions Bank, 2/4/97                                   5.34%        $  994,956         $ 74
          2,000M   Regions Bank, 2/24/97                                  5.33          1,984,010          148
          1,000M   Regions Bank, 4/16/97                                  5.40            984,250           74
--------------------------------------------------------------------------------------------------------------
                   Total Value of Bankers' Acceptances (cost $3,963,216)                3,963,216          296
--------------------------------------------------------------------------------------------------------------
                   CORPORATE NOTES--93.3%
          2,500M   Alabama Power Company, 2/4/97                          5.32          2,487,439          186
          4,000M   Allegheny University Hospital, 2/18/97                 5.40          3,971,200          296
          1,100M   American General Finance Corp., 1/15/97                5.45          1,100,837           82
          1,540M   Ameritech Capital Funding Corp., 1/8/97                5.48          1,538,359          115
          1,500M   Associates Corporation of North America, 2/13/97       5.11          1,403,299          105
          3,000M   Avnet Inc., 2/7/97                                     5.33          2,983,566          223
          1,000M   Baltimore Gas & Electric Company, 1/9/97               5.93            998,682           74
          6,000M   BellSouth Telecommunications, Inc., 2/4/97             5.50          5,968,834          446
          6,000M   Clorox Company, 3/14/97                                5.30          5,936,400          443
          4,180M   Coca-Cola Company, 2/28/97                             5.30          4,144,307          309
          3,000M   CPC International, Inc., 4/7/97                        5.28          2,957,760          221
          4,000M   Engelhard Corp., 7/16/97                               5.33          3,991,709          298
          4,000M   Ford Motor Credit Corp., 1/9/97                        6.20          3,994,489          298
          1,000M   General Electric Capital Corp., 1/10/97                5.80          1,000,444           75
          5,000M   General Electric Capital Corp., 1/20/97                5.55          5,005,378          374
          2,000M   GTE Florida, Inc., 1/10/97                             5.50          1,997,250          149
          4,000M   GTE North, Inc., 1/22/97                               5.50          3,987,167          298
          2,026M   Hartford Steam Boiler Insp. & Ins. Company, 1/23/97    5.57          2,019,104          151
          4,000M   Heinz (H.J.) Company, 1/22/97                          5.37          3,987,470          298
          2,000M   Heinz (H.J.) Company, 2/5/97                           5.45          1,989,402          149
          1,235M   Kellogg Company, 1/9/97                                5.37          1,233,526           92
          3,000M   Kellogg Company, 1/17/97                               5.28          2,992,960          223
          6,000M   Laclede Gas Company, 1/28/97                           5.80          5,973,900          446
          2,825M   Michigan Consolidated Gas Company, 1/7/97              5.44          2,822,438          211
          3,000M   National Rural Utilities Coop. Fin. Corp., 1/22/97     5.31          2,990,708          223
          3,000M   National Rural Utilities Coop. Fin. Corp., 2/19/97     5.28          2,978,440          222
          4,000M   Paccar Financial Corp., 2/28/97                        5.30          3,965,844          296
          2,000M   Penney (J.C.) Funding Corp., 1/31/97                   5.31          1,991,150          149
          4,800M   PepsiCo, Inc., 1/31/97                                 5.50          4,778,000          357
            500M   Phillip Morris Corp., 5/1/97                           5.66            506,468           38
          3,000M   Pitney Bowes Credit, Inc., 1/6/97                      5.56          2,997,683          224
          2,000M   Pitney Bowes Credit, Inc., 4/30/97                     5.28          1,965,093          147
          3,000M   Schering Corp., 3/18/97                                5.25          2,966,750          222
          3,000M   Schering Corp., 6/17/97                                5.25          2,926,938          219
          1,530M   Southern California Edison Company, 1/9/97             5.31          1,528,194          114
          5,000M   The Stanley Works, 2/14/97                             5.33          4,967,428          371
          6,000M   Texaco Inc., 1/24/97                                   5.64          5,978,380          446
          5,000M   USAA Capital Corp., 2/10/97                            5.28          4,970,667          371
          5,000M   Walt Disney Company, 3/3/97                            5.28          4,955,267          370
--------------------------------------------------------------------------------------------------------------
                   Total Value of Corporate Notes (cost $124,952,930)                 124,952,930        9,331
--------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCIES--3.5%
            825M   Federal National Mortgage Association, 2/13/97         5.45            824,884           62
          3,855M   Federal National Mortgage Association, 2/24/97         5.27          3,813,804          285
--------------------------------------------------------------------------------------------------------------
                   Total Value of U.S. Government Agencies (cost $4,638,688)            4,638,688          347
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $133,554,834)+                  99.7%                133,554,834        9,974
Other Assets, Less Liabilities                                     .3                     352,862           26
--------------------------------------------------------------------------------------------------------------
Net Assets                                                      100.0%               $133,907,696     $ 10,000
==============================================================================================================

* The interest rates shown are the effective rates at the time of purchase by the Fund.
 + Aggregate cost for federal income tax purposes is the same.

See notes to financial statements


Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 1996

--------------------------------------------------------------------------------------------------------------
                                                                                                        Amount
                                                                                                      Invested
                                                                                                      For Each
       Principal                                                                                    $10,000 of
          Amount   Security                                                                Value    Net Assets
--------------------------------------------------------------------------------------------------------------
                   MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--101.9%
                   Alabama--4.4%
         $1,000M   City of Birmingham Wts., Series A, VR, 4.2%
                    (LOC; Regions Bank)                                               $1,002,804          $437
--------------------------------------------------------------------------------------------------------------
                   Colorado--5.4%
          1,200M   Adams County, Ind. Dev. Rev. Bonds, VR, 4.15%
                    (LOC; Barclays Bank PLC)                                           1,203,446           524
             45M   Clear Creek County Rev. Antic. Notes, VR, 4.05%
                    (LOC; National Westminster Bank)                                      45,135            20
----------------------------------------------------------------------------------------------------------------
                                                                                       1,248,581           544
--------------------------------------------------------------------------------------------------------------
                   District of Columbia--4.4%
          1,000M   District of Columbia, University Rev. Bonds, VR, 4.15%
                    (American University) (LOC; National Westminster Bank)             1,002,923           437
--------------------------------------------------------------------------------------------------------------
                   Florida--6.3%
            400M   Jacksonville Health Facs. Auth. Rev. Bonds, VR, 4.35%
                    (LOC; NationsBank)                                                   400,086           174
            500M   Jacksonville Health Facs. Auth. Rev. Bonds, VR, 5.5%
                    (LOC; Barnett Bank)                                                  500,668           218
            535M   Pinellas County, Health Facs. Auth. Rev. Bonds, VR, 3.8%
                    (LOC; Barnett Bank)                                                  536,474           234
--------------------------------------------------------------------------------------------------------------
                                                                                       1,437,228           626
--------------------------------------------------------------------------------------------------------------
                   Georgia--2.2%
            500M   Georgia State Unlimited Tax General Obligation Bonds, 3.7%, 3/1/97    513,812           224
--------------------------------------------------------------------------------------------------------------
                   Iowa--4.5%
          1,000M   Iowa School Corp. Warrants Certificates, 3.68%, 1/30/97             1,039,312           452
--------------------------------------------------------------------------------------------------------------
                   Kansas--2.2%
            500M   Wichita Temporary Notes, 3.25%, 2/27/97                               508,211           221
--------------------------------------------------------------------------------------------------------------
                   Louisiana--7.4%
            700M   De Soto Parish Poll. Control Rev. Bonds, VR, 4.05%
                    (Central LA Electric) (LOC; Swiss Bank)                              701,915           305
          1,000M   Jefferson Parish LA Hosp. Svc. Rev. Bonds., VR, 4.1%
                    (FGIC Insured) (SPA; FGIC Securities)                              1,002,884           437
--------------------------------------------------------------------------------------------------------------
                                                                                       1,704,799           742
--------------------------------------------------------------------------------------------------------------
                   Maryland--5.9%
          1,000M   Baltimore County, Poll. Control Rev. Bonds, CP, 3.45%, 2/3/97
                    (Baltimore Gas & Electric Co.)                                     1,002,449           436
            250M   State of Maryland Dept. of Trans. Rev. Bonds, 4%, 7/1/97              254,103           111
            100M   State of Maryland General Obligation Bonds, 3.65%, 3/1/97             102,645            45
--------------------------------------------------------------------------------------------------------------
                                                                                       1,359,197           592
--------------------------------------------------------------------------------------------------------------
                   Massachusetts--5.3%
            200M   Commonwealth General Obligation Bonds, 3.6%, 6/1/97
                    (AMBAC Insured)                                                      203,854            89
          1,000M   Commonwealth General Obligation Notes, 3.82%, 6/10/97               1,024,199           446
--------------------------------------------------------------------------------------------------------------
                                                                                       1,228,053           535
--------------------------------------------------------------------------------------------------------------
                   Mississippi--1.8%
            400M   Claiborne County, Poll. Control Rev. Bonds, CP, 3.6%, 3/10/97
                    (National Rural Utilities Coop. Fin. Corp.)                          405,493           176
--------------------------------------------------------------------------------------------------------------
                   Missouri--5.5%
            250M   City of Saint Louis, Tax & Rev. Antic. Notes, 3.96%, 6/30/97          256,922           112
          1,010M   Missouri State Env. Imp. & Energy Res. Auth. Poll. Control Rev.
                    Bonds, VR, 4.15%, (National Rural Utilities Coop. Fin. Corp.)      1,010,507           440
--------------------------------------------------------------------------------------------------------------
                                                                                       1,267,429           552
--------------------------------------------------------------------------------------------------------------
                   New Jersey--2.4%
            250M   City of Bayonne Bond Antic. Notes, 3.9%, 9/12/97                      250,990           109
            300M   New Jersey State Turnpike Auth. Rev. Bonds, VR, 3.75%
                    (FGIC Insured) (LOC; Societe Generale)                               300,000           131
--------------------------------------------------------------------------------------------------------------
                                                                                         550,990           240
--------------------------------------------------------------------------------------------------------------
                   New Mexico--2.2%
            500M   New Mexico State Highway Commission Rev. Bonds, VR, 3.7%
                    (FSA Insured)                                                        501,014           218
--------------------------------------------------------------------------------------------------------------
                   New York--3.1%
            300M   New York City Unlimited Tax General Obligation Bonds, VR, 3.75%
                    (LOC; Morgan Guaranty)                                               300,893           131
            400M   Triborough Bridge & Tunnel Auth. Rev. Bonds, VR, 4%
                    (FGIC Insured) (SPA; FGIC Securities)                                401,163           175
--------------------------------------------------------------------------------------------------------------
                                                                                         702,056           306
--------------------------------------------------------------------------------------------------------------
                   Ohio--4.4%
          1,000M   Scioto County, Hosp. Facs. Rev. Bonds, VR, 3.9%
                    (AMBAC Insured) (First National Chicago)                           1,002,836           437
--------------------------------------------------------------------------------------------------------------
                   Pennsylvania--9.7%
            500M   City of Philadelphia Tax Rev. Antic. Notes, 3.95%, 6/30/97            512,521           223
            700M   Sayre County Health Facs. Auth. Rev. Bonds, VR, 4%
                    (SPA; Mellon Bank)                                                   702,093           306
          1,000M   York County General Auth. Pooled Fin. Rev. Bonds, VR, 4.15%
                    (LOC; First Union)                                                 1,002,099           436
--------------------------------------------------------------------------------------------------------------
                                                                                       2,216,713           965
--------------------------------------------------------------------------------------------------------------
                   Puerto Rico--3.1%
            200M   Commonwealth of Puerto Rico Tax Rev. Antic. Notes, 3.43%, 7/30/97     209,226            91
            500M   Government Development Bank of Puerto Rico, CP, 3.55%, 2/6/97         500,973           218
--------------------------------------------------------------------------------------------------------------
                                                                                         710,199           309
--------------------------------------------------------------------------------------------------------------
                   Rhode Island--2.3%
            500M   Rhode Island State Tax Antic. Notes, 3.85%, 6/30/97                   520,281           226
--------------------------------------------------------------------------------------------------------------
                   South Carolina--6.1%
          1,000M   Charleston County, Hosp. Facs. Rev. Bonds, VR, 4.35%                1,003,005           437
                    (Brown Schools) (LOC; Bankers Trust)
            400M   South Carolina Ed. Facs. Rev. Bonds, VR, 4.3%
                    (Presbyterian Coll. Proj.) (LOC; Wachovia Bank)                      401,239           175
--------------------------------------------------------------------------------------------------------------
                                                                                       1,404,244           612
--------------------------------------------------------------------------------------------------------------
                   Texas--4.4%
            500M   Capital Industrial Dev. Auth., Ind. Dev. Rev. Bonds, VR, 4.15%
                    (LOC; Wachovia Bank)                                                 501,556           218
            500M   State of Texas Rev. Antic. Notes, 3.96%, 8/29/97                      510,658           222
--------------------------------------------------------------------------------------------------------------
                                                                                       1,012,214           440
--------------------------------------------------------------------------------------------------------------
                   Virginia--2.6%
            600M   Lynchburg Hosp. Facs. Rev. Bonds, VR, 4%
                    (SPA; Mellon Bank)                                                   601,790           262
--------------------------------------------------------------------------------------------------------------
                   Washington--5.5%
            300M   Clark County Unlimited Tax General Obligation Notes, 3.8%, 6/1/97
                    (FSA Insured)                                                        305,105           133
            950M   Port of Kalama, Washington Pub. Corp. Rev. Bonds, VR, 4%
                    (Conagra Corp.) (LOC; Morgan Guaranty Trust Co.)                     952,580           415
--------------------------------------------------------------------------------------------------------------
                                                                                       1,257,685           548
--------------------------------------------------------------------------------------------------------------
                   West Virginia--.8%
            200M   West Virginia Hosp. Fin. Auth. Hosp. Rev. Bonds, VR, 4.15%
                    (St. Joseph's Hosp. Proj.) (LOC; Bank One)                           200,601            87
--------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $23,398,465)+          101.9%                        23,398,465        10,188
Excess of Liabilities Over Other Assets                  (1.9)                          (431,021)         (188)
--------------------------------------------------------------------------------------------------------------
Net Assets                                              100.0%                       $22,967,444       $10,000
==============================================================================================================
The interest rate shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at December 31,
1996. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:
          LOC         Letter of Credit
          SPA         Security Purchase Agreement
          VR          Variable Rate Notes
          CP          Municipal Commercial Paper

See notes to financial statements


Statement of Assets and Liabilities
December 31, 1996

--------------------------------------------------------------------------------------------------------------
                                                             First Investors                   First Investors
                                                             Cash Management                  Tax-Exempt Money
                                                                  Fund, Inc.                 Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities (Note 1A):
At amortized cost                                               $133,554,834                       $23,398,465
                                                                ============                    ==============
At value                                                        $133,554,834                       $23,398,465
Cash (overdraft)                                                     424,153                          (375,987)
Interest receivable                                                  230,049                                --
Other assets                                                          24,200                             4,891
                                                                ------------                    --------------
Total Assets                                                     134,233,236                        23,027,369
                                                                ------------                    --------------
Liabilities
Payables:
Dividend disbursing agent                                             14,042                            21,842
Capital shares redeemed                                              179,022                            10,452
Accrued expenses                                                      84,541                            16,295
Accrued advisory fee                                                  47,935                            11,336
                                                                ------------                    --------------
Total Liabilities                                                    325,540                            59,925
                                                                ------------                    --------------
Net Assets                                                      $133,907,696                       $22,967,444
                                                                ============                    ==============
Capital shares outstanding (Note 2):
Class A                                                          133,800,752                        22,887,613
Class B                                                              106,944                            79,831
Net asset value, offering price and redemption price per share--
Class A and Class B (Net assets divided by shares outstanding)         $1.00                             $1.00
                                                                ============                    ==============

See notes to financial statements


Statement of Operations
Year Ended December 31, 1996

--------------------------------------------------------------------------------------------------------------
                                                             First Investors                   First Investors
                                                             Cash Management                  Tax-Exempt Money
                                                                  Fund, Inc.                 Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                   $6,861,330                          $863,941
                                                                ------------                    --------------

Expenses (Notes 1E and 3):
Advisory fee                                                         625,485                           123,037
Shareholder servicing costs                                          675,051                            86,431
Custodian fees                                                        51,097                            15,845
Professional fees                                                     47,073                            22,716
Reports and notices to shareholders                                   58,389                             4,723
Other expenses                                                        36,614                            12,417
                                                                ------------                    --------------

Total expenses                                                     1,493,709                           265,169
Less: Expenses waived or assumed                                    (615,961)                          (90,880)
Custodian fees paid indirectly                                        (1,360)                           (1,328)
                                                                ------------                    --------------

Net expenses                                                         876,388                           172,961
                                                                ------------                    --------------

Net investment income                                              5,984,942                           690,980
Net realized gain on investments                                       4,327                                --
                                                                ------------                    --------------

Net Increase in Net Assets Resulting from Operations              $5,989,269                          $690,980
                                                                ============                    ==============


See notes to financial statements


Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------------------------------------
                                                        First Investors                            First Investors
                                                        Cash Management                           Tax-Exempt Money
                                                            Fund, Inc.                            Market Fund, Inc.
                                              ----------------------------------         ---------------------------------
Year Ended December 31                                1996                  1995                1996                  1995
--------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                          $ 5,984,942           $ 6,474,202          $  690,980            $  792,563
Net realized gain (loss) on investments              4,327                 6,967                  --                  (742)
                                              ------------          ------------         ------------         ------------
Net increase in net assets resulting
from operations and declared as
distributions to shareholders
(Note 1C)                                      $ 5,989,269           $ 6,481,169          $  690,980            $  791,821
                                              ============          ============         ============         ============
Capital Share Transactions (Note 2)
Class A:
Proceeds from shares sold                     $266,249,897          $270,334,802          $29,038,289          $34,618,262
Value of distributions reinvested                5,804,016             6,848,793              681,810              772,248
Cost of shares redeemed                       (266,887,931)         (277,043,961)         (31,877,037)         (36,769,598)
                                              ------------          ------------         ------------         ------------
                                                 5,165,982               139,634           (2,156,938)          (1,379,088)
                                              ------------          ------------         ------------         ------------
Class B:
Proceeds from shares sold                          545,531                90,178               99,668                   10
Value of distributions reinvested                    2,349                   349                  952                   --
Cost of shares redeemed                           (496,463)              (35,000)             (20,799)                  --
                                              ------------          ------------         ------------         ------------
                                                    51,417                55,527               79,821                   10
                                              ------------          ------------         ------------         ------------
Total increase (decrease) in net assets          5,217,399               195,161           (2,077,117)          (1,379,078)
Net Assets
Beginning of year                              128,690,297           128,495,136           25,044,561           26,423,639
                                              ------------          ------------         ------------         ------------
End of year                                   $133,907,696          $128,690,297          $22,967,444          $25,044,561
                                              ============          ============         ============         ============

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

1. Significant Accounting Policies--The Funds are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Tax-Exempt Money Market Fund seeks to earn a high rate of current income exempt from federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax, consistent with the preservation of capital and maintenance of liquidity.

A. Security Valuation--The Funds value portfolio securities using the amortized cost method, which excludes unrealized gains or losses from the computation of portfolio value. This is accomplished by valuing a security at cost plus amortization of discount or accretion of premium. While this method of valuation tends to produce stable valuation of securities held to their maturity, the actual market value of the security, if sold prior to maturity, may vary from the security's value to the Funds while in the Funds' portfolios.

B. Federal Income Taxes--It is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve the Funds from all, or substantially all, federal income taxes.

C. Distributions--The Funds declare distributions daily and pay distributions monthly. Distributions are declared from the total of net investment income and net realized gains or losses on investments. Distributions paid by the Tax-Exempt Money Market Fund from net investment income are considered exempt-interest dividends and as such should not be subject to federal income taxes.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. The custodian of Cash Management Fund and Tax-Exempt Money Market Fund has provided credits in the amounts of $1,360 and $1,328, respectively, against custodian charges based on the uninvested cash balances of the Funds.

2. Capital Stock--At December 31, 1996, paid-in capital amounted to $133,907,696 for the Cash Management Fund and $22,967,444 for the Tax-Exempt Money Market Fund. The numbers of shares transacted during the period are the same as the amounts included in the Statement of Changes in Net Assets since shares are recorded at $1.00 per share.

Each Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% after the sixth year which is payable to FIC as underwriter of the Funds.

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Funds are officers and directors of the investment adviser, First Investors Management Company, Inc. ("FIMCO"), the underwriter, First Investors Corporation ("FIC"), the transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Cash Management Fund's Individual Retirement Accounts. Officers and directors of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) is paid by FIMCO or FIC.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of 1/2 of 1% of each Fund's average daily net assets. For the year ended December 31, 1996, the investment adviser assumed expenses of the Cash Management Fund and the Tax-Exempt Money Market Fund of $443,804 and $68,412, respectively.

For the year ended December 31, 1996, shareholder servicing costs of the Cash Management Fund included transfer agent fees and out of pocket expenses accrued to ADM of $344,803 (of which $172,001 was waived) and $22,113 in custodian fees paid to FFS. The Tax-Exempt Money Market Fund's shareholder servicing costs included transfer agent fees and out of pocket expenses accrued to ADM in the amount of $44,713 (of which $22,357 was waived).

For the year ended December 31, 1996, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund and the Tax-Exempt Money Market Fund amounting to $12,307 and $799, respectively. In addition, Class B shares are subject to monthly 12b-1 fees which are payable to FIC at the rate of 1% of the Class B shares' average net assets. For the year ended December 31, 1996, FIC received a total of $802 in 12b-1 fees from the two Funds, after waiving $267 (or 1/4 of the 1% fee).


Financial Highlights
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.
------------------------------------------------------------------------------------------------------------------------
                     PER  SHARE  DATA                                          RATIOS / SUPPLEMENTAL  DATA
           ------------------------------------                ---------------------------------------------------------
                                                                                                        Ratio to Average
                                                                                                              Net Assets
                                                                                         Ratio to        Prior to Waiver
                                                                              Average Net Assets+       of Fees (Note 3)
              Net Asset                                                      --------------------    -------------------
                  Value               Dividends                Net Assets,                    Net                    Net
             (unchanged         Net    from Net       Total         End of             Investment             Investment
            during each  Investment  Investment      Return           Year   Expenses      Income    Expenses     Income
                   year)     Income      Income          (%)    (thousands)        (%)         (%)         (%)        (%)
------------------------------------------------------------------------------------------------------------------------
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
------------------------------------------
CLASS A
-------
1987              $1.00       $.058       $.058        6.01       $218,099        .98        5.84        1.02       5.80
1988               1.00        .068        .068        7.03        222,715        .85        6.83         .95       6.73
1989               1.00        .085        .085        8.80        335,678        .84        8.44         .96       8.32
1990               1.00        .074        .074        7.71        372,081        .86        7.45         .96       7.35
1991               1.00        .052        .052        5.35        217,150        .94        5.33        1.13       5.14
1992               1.00        .030        .030        3.03        150,895        .87        3.02        1.16       2.72
1993               1.00        .025        .025        2.57        127,178        .70        2.54        1.15       2.09
1994               1.00        .036        .036        3.69        128,495        .70        3.72        1.15       3.26
1995               1.00        .053        .053        5.42        128,635        .70        5.29        1.18       4.81
1996               1.00        .048        .048        4.89        133,801        .70        4.78        1.19       4.29
CLASS B
-------
1995*              1.00        .044        .044        4.46             56       1.45(a)     4.54(a)     1.93(a)    4.06(a)
1996               1.00        .040        .040        4.11            107       1.45        4.04        1.94       3.54

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------
CLASS A
-------
1987              $1.00       $.039       $.039        4.01       $ 40,106        .76        3.92         N/A        N/A
1988               1.00        .046        .046        4.68         39,467        .75        4.59         N/A        N/A
1989               1.00        .055        .055        5.67         36,736        .81        5.52         N/A        N/A
1990               1.00        .052        .052        5.31         40,745        .80        5.19         N/A        N/A
1991               1.00        .038        .038        3.87         31,157        .94        3.83        1.02       3.74
1992               1.00        .023        .023        2.36         25,399        .95        2.33        1.05       2.23
1993               1.00        .018        .018        1.85         23,857        .70        1.83         .92       1.61
1994               1.00        .022        .022        2.24         26,424        .70        2.24        1.02       1.92
1995               1.00        .032        .032        3.24         25,045        .71        3.18        1.06       2.84
1996               1.00        .028        .028        2.85         22,888        .71        2.81        1.08       2.44
CLASS B
-------
1995*              1.00        .024        .024        2.40            .01       1.46(a)     2.43(a)     1.81(a)    2.09(a)
1996               1.00        .020        .020        2.04             80       1.46        2.06        1.83       1.69
------------------------------------------------------------------------------------------------------------------------
 +  Net of fees waived or assumed
 *  For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995
(a) Annualized

See notes to financial statements


Independent Auditor's Report

To the Shareholders and Board of Directors of First Investors Cash Management Fund, Inc. and
First Investors Tax-Exempt Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. including the portfolios of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. at December 31, 1996, and the results of their operations, changes in their net assets and financial highlights for each of the respective periods presented, in conformity with generally accepted accounting principles.

                                                 Tait, Weller & Baker
Philadelphia, Pennsylvania
January 31, 1997



FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Directors
-------------------------------------
James J. Coy

Roger L. Grayson

Glenn O. Head

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
-------------------------------------
Glenn O. Head
President

Michael J. O'Keefe
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Each Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that either Fund will be able to do so or to achieve its investment objective. An investment in either Fund is neither insured nor guaranteed by the U.S. Government.

Shareholder Information
-------------------------------------
Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is each Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. Each Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.